Fair Value Measurements - Assets and liabilities measured at fair value on recurring basis (Detail) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Cash and cash equivalents	$ 609,809	$ 145,491	$ 72,753	$ 205,238
Short term investments			47,037
Fair Value, Recurring [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		145,491	119,767
Gross Unreal Gains			23
Gross Unreal Losses		0	0
Fair Value		145,491	119,790
Cash and cash equivalents		145,491	72,753
Short term investments			47,037
Fair Value, Recurring [Member] | Cash [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		35,788	33,266
Gross Unreal Losses		0	0
Fair Value		35,788	33,266
Cash and cash equivalents		35,788	33,266
Level 1 | Fair Value, Recurring [Member] | Money Market Funds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		109,703	39,487
Gross Unreal Losses		0	0
Fair Value		109,703	39,487
Cash and cash equivalents		$ 109,703	39,487
Level 2 | Fair Value, Recurring [Member] | US Treasury Bill Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost			47,014
Gross Unreal Gains			23
Gross Unreal Losses			0
Fair Value			47,037
Short term investments			$ 47,037